Expense Example - FidelityGlobalCommodityStockFund-AMCIZPRO - FidelityGlobalCommodityStockFund-AMCIZPRO - Fidelity Global Commodity Stock Fund	Dec. 30, 2024 USD ($)
Fidelity Advisor Global Commodity Stock Fund - Class A
Expense Example:
1 year	$ 685
3 years	919
5 years	1,172
10 years	1,892
Fidelity Advisor Global Commodity Stock Fund - Class C
Expense Example:
1 year	293
3 years	597
5 years	1,026
10 years	2,027
Fidelity Advisor Global Commodity Stock Fund - Class M
Expense Example:
1 year	488
3 years	778
5 years	1,089
10 years	1,971
Fidelity Advisor Global Commodity Stock Fund - Class I
Expense Example:
1 year	91
3 years	284
5 years	493
10 years	1,096
Fidelity Advisor Global Commodity Stock Fund - Class Z
Expense Example:
1 year	78
3 years	243
5 years	422
10 years	$ 942